Leases (Narrative) (Details) - CAD ($)			12 Months Ended
	Sep. 01, 2022	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Prepayment of rent					$ 1,178,530
Remeasurement of lease liabilities			$ (311,421)
Percentage of discount rate used for remeasurement of lease liabilities.	8.60%	4.00%
Right-of-use assets			4,818,744	$ 5,765,993	3,701,000
Lease liabilities			5,533,694	5,323,965	2,988,542
Expense related to lease payments excluded in the measurement of lease liabilities			243,209	178,707
Lease reimbursement amount					$ 1,070,264
Increase (decrease) in lease liability	$ (203,154)	$ 1,070,264
Decrease in right-of-use assets	(203,154)	$ (108,267)
Lease deposit amount	$ 275,000
Trust beneficially owned by the controlling shareholder and CEO
Disclosure of quantitative information about right-of-use assets [line items]
Prepayment of rent			$ 1,178,530
Percentage of discount rate used for remeasurement of lease liabilities.			4.00%
Right-of-use assets			$ 680,980	1,107,131
Lease liabilities			$ 799,090